Significant Accounting Policies Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2016
Building [Member]
Property, Plant and Equipment [Line Items]
Useful Life	30 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	10 years